Employee Benefits - Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 198
2017	209
2018	218
2019	229
2020	234
2021 - 2025	1,368
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	13
2017	12
2018	12
2019	11
2020	10
2021 - 2025	41
Medicare Part D Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	2
2017	2
2018	2
2019	2
2020	2
2021 - 2025	$ 7